Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of dollar exchange rate

		U.S. $ Exchange rate
	In Points (*)	1 $ = NIS
At the end of:
2018	101.2	3.748
2017	100.4	3.467
2016	100.0	3.845

Increase (decrease) during the year:
2018	0.8%	8.1%
2017	0.4%	(9.8)%
2016	(1.2)%	(1.5)%

(*) Based on the Index for December of each year, on the basis of 2016 Index = 100 points.

Schedule of annual depreciation rates
%
Computers	33
Office furniture and equipment	7
Leasehold improvements	10
Laboratory equipment	15-33

Schedule of computing income (loss) per share and the effect on income (loss)
	Year ended December 31,
Basic and diluted (loss) per share:	2018	2017	2016
(Loss) income from continuing operations	$(4,242)	$(2,503)	$(2,878)
Interest on convertible notes		-	(67)
Interest of 6% to Cumulative Preferred Stock	(659)	(717)	(497)
	$(4,901)	$(3,220)	$(3,442)

Number of common shares at the beginning of the year	3,509,344	3,390,733	3,068,184
Stock options exercised	2	-	3,958
Common shares issued in connection with conversion of convertible notes	-	35,192	285,505
Number of shares used in per share computation	3,509,346	3,425,925	3,357,647

Basic net income (loss) per share	$(1.40)	$(0.94)	$(1.03)